Acquisition Contract Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisition Contract Liabilities

3. Acquisition Contract Liabilities

On March 25, 2019, we entered into an agreement (as amended, the “Share Purchase Agreement”) with Maruho Co, Ltd. (“Maruho”) to acquire 100% of the shares of Cutanea Life Sciences, Inc. (“Cutanea”). As of the date of the acquisition, Maruho owned approximately 29.9% of Biofrontera AG through its fully owned subsidiary Maruho Deutschland GmbH. Biofrontera AG is our former parent, and currently a significant shareholder.

Pursuant to the Share Purchase Agreement, Maruho provided $7.3 million in start-up cost financing for Cutanea’s redesigned business activities (“start-up costs”). These start-up costs are to be paid back to Maruho by the end of 2023 in accordance with contractual obligations related to an earn-out arrangement. In addition, as part of the earn-out arrangement with Maruho, the product profit amount from the sale of Cutanea products as defined in the Share Purchase Agreement will be shared equally between Maruho and Biofrontera until 2030 (“contingent consideration”).

The contingent consideration was recorded at acquisition-date fair value using a Monte Carlo simulation with an assumed discount rate of approximately 6.0% over the applicable term. The contingent consideration is recorded within acquisition contract liabilities, net. The amount of contingent consideration that could be payable is not subject to a cap under the agreement. The Company re-measures contingent consideration and re-assesses the underlying assumptions and estimates at each reporting period utilizing a scenario-based method. The contingent consideration liability was valued at $2.5 million with payments coming due May of 2028 through May 2031.

Acquisition contract liabilities, net consist of the following:

(in thousands)	September 30, 2023	December 31, 2022
Short-term acquisition contract liabilities:

Start-up cost financing	7,300	7,300
Contract asset	(89)	(358)
Acquisition contract liabilities, net	$7,211	$6,942

Long-term acquisition contract liabilities:
Contingent consideration	$2,500	$2,400

Total acquisition contract liabilities:
Contingent consideration	$2,500	$2,400
Start-up cost financing	7,300	7,300
Contract asset	(89)	(358)
Total acquisition contract liabilities, net	$9,711	$9,342

3. Acquisition Contract Liabilities

On March 25, 2019, we entered into an agreement (as amended, the “Share Purchase Agreement”) with Maruho Co, Ltd. (“Maruho”) to acquire 100% of the shares of Cutanea Life Sciences, Inc. (“Cutanea”). As of the date of the acquisition, Maruho Co, Ltd. Owned approximately 29.9% of Biofrontera AG through its fully owned subsidiary Maruho Deutschland GmbH. Biofrontera AG is our former parent, and currently a significant shareholder.

Pursuant to the Share Purchase Agreement, Maruho agreed to provide $7.3 million in start-up cost financing for Cutanea’s redesigned business activities (“start-up costs”). These start-up costs are to be paid back to Maruho by the end of 2023 in accordance with contractual obligations related to an earn-out arrangement. In addition, as part of the earn-out arrangement with Maruho, the product profit amount from the sale of Cutanea products as defined in the share purchase agreement will be shared equally between Maruho and Biofrontera until 2030 (“contingent consideration”).

In connection with this acquisition in 2019, we recorded the $7.3 million in start-up cost financing (See Note 24, Commitments and Contingencies- Cutanea payments), a $1.7 million contract asset related to the benefit associated with the non-interest bearing start-up cost financing and $6.5 million of contingent consideration related to the estimated profits from the sale of Cutanea products to be shared equally with Maruho.

The contract asset related to the start-up cost financing is amortized on a straight-line basis using a 6.0% interest rate over the 57-month term of the financing arrangement, which ends on December 31, 2023. The contract asset is shown net of the related start-up cost financing within acquisition contract liabilities, net.

The contingent consideration was recorded at acquisition-date fair value using a Monte Carlo simulation with an assumed discount rate of 6.0% over the applicable term. The contingent consideration is recorded within acquisition contract liabilities, net. The amount of contingent consideration that could be payable is not subject to a cap under the agreement. The Company re-measures contingent consideration and re-assesses the underlying assumptions and estimates at each reporting period utilizing a scenario-based method.

Acquisition contract liabilities, net consist of the following:

(in thousands)	December 31, 2022	December 31, 2021
Short-term acquisition contract liabilities:
Start-up cost financing	7,300	3,600
Contract asset	(358)	(358)
Acquisition contract liabilities, net	$6,942	$3,242

Long-term acquisition contract liabilities:
Contingent consideration	$2,400	$6,200
Start-up cost financing	-	3,700
Contract asset	-	(358)
Acquisition contract liabilities, net	$2,400	$9,542

Total acquisition contract liabilities:
Contingent consideration	$2,400	$6,200
Start-up cost financing	7,300	7,300
Contract asset	(358)	(716)
Total acquisition contract liabilities, net	$9,342	$12,784